AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 9, 2015.

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 514	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 515	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED

FUND TRUST II

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With a copy to:

Alan P. Goldberg, Esquire

K&L Gates LLP

70 W. Madison Street, Suite 3100

Chicago, Illinois 60602

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)

☐	on [date] pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)

☐	on [date] pursuant to paragraph (a)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This filing relates solely to the following series of the Registrant:

PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio and PowerShares Japan Currency Hedged Low Volatility Portfolio

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 9th day of October, 2015.

PowerShares Exchange-Traded Fund Trust II

By:	/s/ Andrew Schlossberg
Title: Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew Schlossberg	President	October 9, 2015
Andrew Schlossberg

/s/ Steven M. Hill	Treasurer	October 9, 2015
Steven M. Hill

/s/ Anna Paglia	Secretary	October 9, 2015
Anna Paglia

* /s/ Ronn R. Bagge	Trustee	October 9, 2015
Ronn R. Bagge

* /s/ Todd J. Barre	Trustee	October 9, 2015
Todd J. Barre

* /s/ Kevin M. Carome	Trustee	October 9, 2015
Kevin M. Carome

* /s/ Marc M. Kole	Trustee	October 9, 2015
Marc M. Kole

* /s/ Yung Bong Lim	Trustee	October 9, 2015
Yung Bong Lim

* /s/ Philip M. Nussbaum	Trustee	October 9, 2015
Philip M. Nussbaum

* /s/ Gary R. Wicker	Trustee	October 9, 2015
Gary R. Wicker

* /s/ Donald H. Wilson	Chairman and Trustee	October 9, 2015
Donald H. Wilson

* By: /s/ Anna Paglia		October 9, 2015
Anna Paglia
Attorney-In-Fact

*	Anna Paglia signs pursuant to powers of attorney filed with Post-Effective Amendment Nos. 227 and 423 to the Trust’s Registration Statement and incorporated by reference herein.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Label Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document